Taxation (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended				64 Months Ended
	Dec. 31, 2022	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)
Taxation
Income tax rate		25.00%	25.00%
Reduction in the standard statutory income rate		50.00%	50.00%
Income tax expense		¥ (1,357,362)	$ (191,180)	¥ (127,007)	¥ 168,643
Net operating loss carryforwards		7,007,415				¥ 7,007,415
Deferred tax assets, operating carryforwards, valuation allowance		296,330				296,330
Deferred tax assets, operating carryforwards, net of valuation allowance		¥ 1,485,788				¥ 1,485,788
Percentage of consumption tax		3.00%	3.00%
Deferred tax assets		¥ 1,990,245		¥ 331,542
High and New Technology Enterprises
Taxation
VAT for software research and development and relevant services		13.00%	13.00%
VAT refund in excess		3.00%	3.00%
Cayman Islands
Taxation
Withholding income tax rate (as a percent)		0.00%	0.00%
Hong Kong
Taxation
Corporate income tax rate		16.50%	16.50%
PRC
Taxation
Statutory VAT rate (as a percent)		13.00%	13.00%
Withholding income tax rate (as a percent)		10.00%	10.00%
Income tax rate		25.00%	25.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)		25.00%	25.00%
Reduced withholding tax rate (as a percent)		5.00%	5.00%
Total deduction available on qualified research and development expenses (as a percent)		150.00%	150.00%
Additional deduction on qualified research and development expenses (as a percent)	200.00%	200.00%	200.00%			175.00%
PRC | High and New Technology Enterprises
Taxation
Preferential enterprise income tax rate (as a percent)		15.00%	15.00%
Effective term		3 years	3 years
PRC | High and New Technology Enterprises | Sichuan Li Xinchen Technology Co., Ltd
Taxation
Preferential enterprise income tax rate (as a percent)		15.00%	15.00%
Singapore
Taxation
Corporate income tax rate		17.00%	17.00%